Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 3,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 524.78
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Humacyte, Inc. (the "Company") reserved for issuance under the Humacyte, Inc. 2021 Long-Term Incentive Plan (the "Plan"). Pursuant to an action by the board of directors of the Company, the number of shares of Common Stock reserved and available for issuance under the Plan increased by 4,000,000 shares on January 1, 2026. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock, as reported on the Nasdaq Global Select Market under the symbol "HUMA" on May 12, 2026, which was $0.95 per share.